Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Reconciliation of Asset Retirement Obligations

A reconciliation of the beginning and ending aggregate carrying amount of asset retirement obligations for the years ended December 31, 2013 and 2012 is as follows (in thousands):

Balance at December 31, 2010	$289
Liabilities incurred	493
Accretion expense	53

Balance at December 31, 2011	$835
Liabilities incurred	382
Accretion expense	164

Balance at December 31, 2012	$1,381